Risk Management Policy - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) GWh	Dec. 31, 2016 USD ($) GWh		Jan. 01, 2016 USD ($)	[1]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	$ 1,472,763	$ 2,689,456	[1]	$ 1,668,868
Value at risk confidence level	95.00%
Potential quarterly variations in fair value of portfolio	5.00%
Quarterly amount of value at risk	$ 212,497
Liquidity Risk [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	1,472,763	2,689,456
Long term lines of credit available	$ 224,766	$ 129,944
Futures contract [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Purchases of energy futures contracts | GWh	5.4	69.84
Sale of energy futures contracts | GWh	24.23	15.12
Energy futures contracts settled | GWh	77.45	0.36

[1]	As Restated